Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2020	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Amortisation and impairment losses
At 1 January 2020	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Net book value
At 31 December 2020	20,113	514	320	20,947
At 31 December 2021	41,314	748	430	42,492
At 31 December 2022	38,393	497	417	39,307

	2022	2021	2020
	$m	$m	$m
Net book value
Current intangible assets	–	105	–
Non-current intangible assets	39,307	42,387	20,947
At 31 December	39,307	42,492	20,947

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992
Year ended 31 December 2021
Cost of sales	66	–	–	66
Research and development expense	–	33	–	33
Selling, general and administrative expense	2,842	138	63	3,043
Other operating income and expense	–	1	–	1
Total	2,908	172	63	3,143
Year ended 31 December 2022
Cost of sales	32	–	–	32
Research and development expense	–	30	–	30
Selling, general and administrative expense	3,867	151	76	4,094
Total	3,899	181	76	4,156

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative expense	185	–	–	185
Total	240	–	–	240
Year ended 31 December 2021
Research and development expense	1,464	–	–	1,464
Selling, general and administrative expense	603	–	18	621
Total	2,067	–	18	2,085
Year ended 31 December 2022
Research and development expense	95	–	–	95
Selling, general and administrative expense	64	82	(17)	129
Total	159	82	(17)	224

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	16,040	5 to 13 years
Intangible assets arising from the acquisition of Acerta Pharma	4,817	10 years
Strensiq, Kanuma and Andexxa intangible assets arising from the acquisition of Alexion	4,583	10 to 16 years
Enhertu intangible assets acquired from Daiichi Sankyo	2,960	11 years
Intangible asset products in development arising from the acquisition of Alexion[1]	2,760	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	2,012	9 years
Other intangible assets (DS-1062) acquired from Daiichi Sankyo[1]	937	Not amortised
Intangible assets arising from the restructuring of a historical joint venture with MSD	569	4 to 7 years
Farxiga/Forxiga intangible assets acquired from BMS	528	4 years
Intangible assets arising from the acquisition of Pearl Therapeutics	462	6 to 7 years
RSV franchise assets arising from the acquisition of MedImmune	458	3 years
Monalizumab intangible assets acquired from Innate Pharma[1]	350	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.